Financial Instruments - Timing of Undiscounted Cash Outflows Relating to Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	$ 65.4	$ 7.2
Trade and other payables	755.7	634.7
Lease liabilities	708.0	758.9
Long-term debt	1,241.3	1,250.0
Other financial liabilities	6.0	6.2
Total contractual obligations	2,776.4	2,657.0
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	65.4	7.2
Trade and other payables	755.7	634.7
Lease liabilities	118.7	136.9
Long-term debt	54.0	52.6
Other financial liabilities	4.0	3.4
Total contractual obligations	997.8	834.8
1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0.0	0.0
Trade and other payables	0.0	0.0
Lease liabilities	240.1	241.2
Long-term debt	192.1	190.7
Other financial liabilities	2.0	2.7
Total contractual obligations	434.2	434.6
After 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0.0	0.0
Trade and other payables	0.0	0.0
Lease liabilities	349.2	380.8
Long-term debt	995.2	1,006.7
Other financial liabilities	0.0	0.1
Total contractual obligations	$ 1,344.4	$ 1,387.6